Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement of comprehensive income [abstract]
(Loss)/profit for the year	[1]	£ (2,903.5)	£ 950.1		£ 901.1
Items that may be reclassified subsequently to profit or loss
Exchange adjustments on foreign currency net investments	[1]	23.6	(625.1)		284.0
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(20.6)	(284.0)
Items that may be reclassified subsequently to profit or loss		3.0	(909.1)	[1]	284.0	[1]
Items that will not be reclassified subsequently to profit or loss
Actuarial gain/(loss) on defined benefit pension plans	[1]	2.0	(36.6)		8.9
Deferred tax on defined benefit pension plans	[1]	7.4	6.4		(0.7)
Movements on equity investments held at fair value through other comprehensive income	[1]	(127.7)	(141.4)		(247.9)
Items that will not be reclassified subsequently to profit or loss		(118.3)	(171.6)	[1]	(239.7)	[1]
Other comprehensive (loss)/income for the year	[1]	(115.3)	(1,080.7)		44.3
Total comprehensive (loss)/income for the year	[1]	(3,018.8)	(130.6)		945.4
Equity holders of the parent:
Continuing operations		(3,066.1)	180.0	[1]	697.7	[1]
Discontinued operations		(12.6)	(386.4)	[1]	162.2	[1]
Total Equity holders of the parent		(3,078.7)	(206.4)	[1]	859.9	[1]
Continuing operations		50.5	61.9	[1]	73.8	[1]
Discontinued operations		9.4	13.9	[1]	11.7	[1]
Total Non-controlling interests		59.9	75.8	[1]	85.5	[1]
Total comprehensive (loss)/income for the year	[1]	£ (3,018.8)	£ (130.6)		£ 945.4

[1]	Figures have been restated as described in the accounting policies.